Financial Assets and Financial Liabilities - Summary of Cash and Cash Equivalents (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash And Cash Equivalents [Line Items]
Cash at banks and on hand	€ 450.0	€ 453.1
Security investments disclosed as cash and cash equivalents	9,311.9	11,210.6
Total	9,761.9	11,663.7	€ 13,875.1	€ 1,692.7
Bank deposits
Cash And Cash Equivalents [Line Items]
Security investments disclosed as cash and cash equivalents	1,849.4	2,589.5
Money market funds
Cash And Cash Equivalents [Line Items]
Security investments disclosed as cash and cash equivalents	6,947.5	7,446.1
Reverse Repo
Cash And Cash Equivalents [Line Items]
Security investments disclosed as cash and cash equivalents	€ 515.0	€ 1,175.0